FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     March 31, 2012"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska April 16, 2012"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     19

"Form 13F Information Table Value Total:     $ 271,773 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
IPATH DJ-AIG CMDTY INDEX	COM	06738C778	 10,527 	248755	SOLE	N/A	248755
ISHARES BARCLAYS 1-3YR CR	COM	464288646	 4,659 		44335	SOLE	N/A	44335
ISHARES BARCLAYS TIPS ETF	COM	464287176	 7,437 		63213	SOLE	N/A	63213
ISHARES MSCI CANADA		COM	464286509	 555 		19590	SOLE	N/A	19590
ISHARES MSCI EAFE INDEX FUND 	COM	464287465	 9,496 		173009	SOLE	N/A	173009
iSHARES S&P 100 INDEX FUND	COM	464287101	 11,568 	180641	SOLE	N/A	180641
ISHARES S&P 500 INDEX FUND	COM	464287200	 2,562 		18148	SOLE	N/A	18148
ISHARES S&P MIDCAP 400		COM	464287507	 29,424 	296558	SOLE	N/A	296558
ISHARES S&P SMALLCAP 600 INDEX	COM	464287804	 12,284 	160975	SOLE	N/A	160975
SCHWAB INTL EQUITY ETF		COM	808524805	 443 		17024	SOLE	N/A	17024
SCHWAB US AGGREGATE BOND ETF	COM	808524839	 261 		5072	SOLE	N/A	5072
SCHWAB US BROAD MARKET ETF	COM	808524102	 1,430 		42183	SOLE	N/A	42183
SPDR BARCLAYS CAPITAL INTL D	COM	78464A516	 6,132 		102312	SOLE	N/A	102312
SPDR S&P 500 ETF TRUST		COM	78462F103	 48,780 	346430	SOLE	N/A	346430
VANGUARD EMERGING MARKET ETF	COM	922042858	 27,052 	622332	SOLE	N/A	622332
VANGUARD LARGE-CAP ETF		COM	922908637	 3,906 		60634	SOLE	N/A	60634
VANGUARD MSCI EAFE ETF		COM	921943858	 38,038 	1117799	SOLE	N/A	1117799
VANGUARD REIT ETF		COM	922908553	 29,470 	463007	SOLE	N/A	463007
VANGUARD TOTAL BOND MARKET ETF	COM	921937835	 27,749 	333212	SOLE	N/A	333212